Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases
14.	LEASES

The Group has operating leases for warehouses, stores, office spaces, and delivery centers that the Group utilizes under lease arrangements.

A summary of supplemental information related to operating leases is as follows:

	As of December 31,
	2020	2021
	RMB	RMB
Operating lease ROU assets	536,710	422,966
Operating lease liabilities-non-current	311,910	206,303
Operating lease liabilities-current	215,300	214,843
Total operating lease liabilities	527,210	421,146
Weighted average remaining lease term	2.57years	1.94years
Weighted average discount rate	5.41%	5.06%

14.	LEASES (Continued)

A summary of lease cost recognized in the Group’s consolidated statements of operations and supplemental cashflow information related to operating leases is as follows:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Operating lease cost	53,752	179,515	268,321
Short-term lease cost	2,291	4,249	420
Variable cost	1,557	6,396	9,166
Cash paid for operating leases	48,281	168,943	265,997
Right-of-use assets obtained in exchange for operating lease liabilities	295,454	448,148	269,601

A summary of maturity of operating lease liabilities under the Group’s non-cancellable operating leases as of December 31, 2021 is as follows:

As of December 31,
2021
RMB
2022	231,314
2023	147,847
2024	43,050
2025	14,644
2026	7,386
2027 and thereafter	2,074
Total lease payment	446,315
Less: interest	(25,169)
Present value of operating lease liability	421,146